Accrued expenses and other current liabilities and Provision - Product warranties (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Movement in Standard Product Warranty Accrual [Roll Forward]
Balance at the beginning of the year/period	$ 21,861	$ 18,650
Additions	3,871	8,918
Settlements	(2,525)	(5,707)
Balance at the end of the year/period	23,207	21,861
Current portion of warranty included in “Accrued expenses and other current liabilities”	7,333	6,868
Noncurrent portion of warranty included in “Provision”	$ 15,874	$ 14,993